Consolidated Balance Sheets - CAD ($)	Feb. 28, 2018	Feb. 28, 2017
Current
Cash and cash equivalents	$ 786,340	$ 4,315,028
Restricted cash (note 2)	583,012
Accounts receivable		85,628
Inventory (Note 3)		361,102
Prepaid expenses and deposits (Note 5)	81,143	129,520
Total Current Assets	1,450,495	4,891,278
Property, plant and equipment (Note 4)	3,157	765,024
Intangible assets (Note 6)		279,189
Assets attributable to discontinued operations (Note 16)		26,195
Total Assets	1,453,652	5,979,686
Current
Accounts payable and accrued liabilities	117,405	605,046
Liabilities attributable to discontinued operations (Note 16)	250,000	300,000
Derivative Liability - non-employee stock options(Note 9)	23,024	46,352
Total Liabilities	390,429	951,398
Shareholders' Equity
Share Capital (Note 7(a)) Authorized 500,000,000 common shares without par value 20,000,000 preferred shares without par value Issued 2,802,412 common shares (2017 - 2,802,412)	31,305,247	31,305,247
Additional paid-in capital	19,455,359	19,455,359
Accumulated other comprehensive income- currency translation adjustment		577,916
Accumulated deficit	(49,697,383)	(46,310,234)
Total Stockholders Equity	1,063,223	5,028,288
Total Liabilities and Shareholders' Equity	$ 1,453,652	$ 5,979,686